Property, plant and equipment - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	£ 18,474	£ 17,801	£ 17,835	£ 17,000
Network infrastructure
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	16,813		15,841
Net book value of share of assets owned by joint ventures	600		584
Value of share of assets owned	112		125
Net book value of assets	£ 10,000		9,000
Estimated useful lives of property, plant and equipment (more than)	18 years
Land and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	£ 335		£ 387
Property, plant and equipment subject to operating leases | Other assets
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	33
Property, plant and equipment subject to operating leases | Openreach | Network infrastructure
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	£ 12,284